Shareholder Report, Line Graph (Details) 9046789_Franklin Multisector Income ETF_Single Class_TSR Annual {Single Class} - USD ($)									12 Months Ended
	Feb. 28, 2026	Jan. 31, 2026	Dec. 31, 2025	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Aug. 26, 2025	Mar. 31, 2026
Franklin Multisector Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Franklin Multisector Income ETF (NAV)
Accumulated Value	$ 10,394	$ 10,292	$ 10,260	$ 10,213	$ 10,147	$ 10,104	$ 10,072	$ 10,000	$ 10,266
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,399	$ 10,231	$ 10,220	$ 10,235	$ 10,172	$ 10,109	$ 10,000	$ 10,000	$ 10,216